RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES
13.	RELATED PARTY TRANSACTIONS AND BALANCES
Significant related party transactions were as follows (RMB in millions):

	2021	2022
Commissions / service fee from Tongcheng Travel (a)	186	148
Commissions from H World (formerly known as Huazhu) (a)	100	55
Commissions from BTG (a)	73	38
Service fee from Shangcheng (b)	265	172
Commissions / service fee to Tongcheng Travel (c)	294	21
Repayment of loan from Tujia (d)	300	—
Loans provided to Lvyue (e)	50	224
Repayment of loan from Lvyue (e)	—	100

(a)
BTG (an equity method investee of the Company), H World (which has a director in common with the Company and a director who is a family member of one of the Company’s officers) and Tongcheng Travel, and an equity method investee of the Company), have entered into agreements with the Company, respectively, to provide hotel rooms for its end users. The transactions above represent the commissions earned from these related parties. The Company also provides technology service to Tongcheng and earns a service fee.

(b)
The Compan
y provided Shangcheng, an equity method investee of the Company, the access to the platform of the Company for Shangcheng to provide financial services to the Company’s users. In exchange, the Company receives technology service fees from Shangcheng. In 2021 and 2022, the total technology service fees from Shangcheng amounted to RMB265 million and RMB172 million.

(c)
The Company entered into agreements with Tongcheng Travel, under which Tongcheng Travel uses its platform to promote the hotel rooms provided by the Company’s travel suppliers. In addition, the Company and Tongcheng Travel also provide marketing and other services to each other and earn service fee.

(d)
In 2020, the Company provided loans of RMB340

million to Tujia (an equity method investee of the Company), with repayment terms of 15~18 months. In 2021, Tujia repaid
 RMB302

million of loan and interest to the Company. In 2022, the Company entered into a supplemental agreement to extend the repayment terms by 2 years. For the years ended December 31, 2021 and 2022, the total interest income from Tujia amounted to
 RM
B
4 million and RMB3 million.

(e)
In 2021 and 2022, the Company provided loans of RMB50 million and RMB224 million to Lvyue (an equity method investee of the Company), with repayment terms of
 3~15
months. In 2022, Lvyue repaid RMB
113
 million of loan and interest to the Company. For the
years ended December 31, 2021 and 2022, the total interest income from Lvyue amounted to RMB
0 million and RMB
18 million.

Significant balances with related parties were as follows (RMB in millions):

	2021	2022
Due from related parties, current:
Trade related
Due from Tongcheng Travel	1,146	1,253
Due from others	420	265
Non-trade related
Due from Lvyue	50	178
Due from Tujia	49	52

	1,665	1,748

Due from related parties, non-current:
Non-trade related
Due from others	25	25

	25	25

Due to related parties, current:
Trade related
Due to Tongcheng Travel	61	25
Due to others	77	131

	138	156